LOSSES PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	142,615,572	142,517,623
Nonvested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,668,727	3,354,015